Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000202342
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%	4.79%	6.31%
Without Sales Load [Member] | C000202343
Average Annual Return [Line Items]
Average Annual Return, Percent	9.09%	4.57%	6.07%
Without Sales Load [Member] | C000202344
Average Annual Return [Line Items]
Average Annual Return, Percent	8.00%	(0.37%)	2.18%
Without Sales Load [Member] | C000202345
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%	(0.67%)	1.86%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.62%	4.50%	6.52%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.62%	4.50%	6.52%